Loans and other financial assets at amortized cost, and loans and receivables_Details of other financial assests other receivables (Details) - KRW (₩) ₩ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of other financial assets [Line Items]
Other receivables	₩ 11,155,633	₩ 6,714,525
Loss allowance
Disclosure of other financial assets [Line Items]
Other receivables	(74,839)	(57,563)
CMA accounts | Gross carrying amount [Member]
Disclosure of other financial assets [Line Items]
Other receivables	200,000	135,000
Receivables | Gross carrying amount [Member]
Disclosure of other financial assets [Line Items]
Other receivables	8,721,745	4,459,318
Accrued income | Gross carrying amount [Member]
Disclosure of other financial assets [Line Items]
Other receivables	1,055,713	1,026,273
Telex and telephone subscription rights and refundable deposits | Gross carrying amount [Member]
Disclosure of other financial assets [Line Items]
Other receivables	980,611	984,620
Other receivables | Gross carrying amount [Member]
Disclosure of other financial assets [Line Items]
Other receivables	₩ 272,403	₩ 166,877